Expenses - Operating expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EXPENSES
Raw materials and consumables	$ 131.1	$ 126.6
Salaries and employee benefits	117.0	112.5
Contractors	64.2	81.1
Repairs and maintenance	37.0	37.2
General and administrative	23.0	24.4
Leases	4.1	6.9
Royalties	8.5	6.2
Drilling and analytical	3.8	3.8
Other	13.3	6.1
Total production expenses	402.0	404.8
Less: Production expenses capitalized	(70.9)	(71.6)
Add (less): Change in inventories	8.8	38.7
Total operating expenses	339.9	$ 371.9
Reduction to salaries and employee benefits	$ 11.6